Business combination under common control - The acquisition in January 2022 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 22, 2023	Dec. 31, 2022 CNY (¥)	Jan. 20, 2022 CNY (¥)
Business combination under common control
Goodwill	¥ 456,976	$ 64,364		¥ 449,357
A global mobile application service provider
Business combination under common control
Percentage of voting interests acquired	100.00%	100.00%	100.00%
A wholly-owned subsidiary of Tencent | A global mobile application service provider
Business combination under common control
Percentage of voting interests acquired					100.00%
Deferred tax liabilities					¥ (26,550)
Goodwill					444,086
Total cash consideration					573,714
A wholly-owned subsidiary of Tencent | A global mobile application service provider | Platform content
Business combination under common control
Identifiable intangible assets acquired					113,468
A wholly-owned subsidiary of Tencent | A global mobile application service provider | Trademarks
Business combination under common control
Identifiable intangible assets acquired					35,060
A wholly-owned subsidiary of Tencent | A global mobile application service provider | Technology
Business combination under common control
Identifiable intangible assets acquired					¥ 7,650